Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2029	Dec. 31, 2028	Dec. 31, 2027	Dec. 31, 2026	Dec. 31, 2025	Jun. 18, 2025
Summary of Significant Accounting Policies (Details) [Line Items]
Credit losses	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Depreciation of property and equipment			$ 5,000
Estimated useful lives	5 years		5 years
Impairment
Leases term	12 months		12 months
Right-of-use lease liabilities term	12 months		12 months		12 months
Tax benefit			50.00%		50.00%
Public and private warrants (in Shares)	15,675,000		15,675,000
Exercisable per share (in Dollars per share)	$ 11.5		$ 11.5									$ 11.5
Warrants forfeited (in Shares)	20,017	20,017	20,017	20,017
Net total warrants outstanding (in Shares)	15,654,983		15,654,983
Incurred acquisition	$ 534,290
Integration costs			$ 911,672
Payments total					$ 2,000,000
Recognized revenue					36,785
Remaining deferred revenue					1,963,215
Deferred revenue					750,000
Advertising expenses					$ 818,538	$ 47,850
Forecast [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Deferred revenue							$ 392,643	$ 392,643	$ 392,643	$ 392,643	$ 392,643